Loans and advances to financial institutions (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Repurchase agreements ()	[1]	R$ 67,500,239	R$ 179,729,419
Loans to financial institutions		15,926,649	11,696,244
Expected credit loss		(72)	(932)
Total		83,426,816	191,424,731
[custom:RepurchaseAgreementsInvestmentsInRepoOperationsGivenInGuarantee-0]		R$ 43,869,456	R$ 125,241,658

[1]	On December 31, 2021, it included investments in repo operations given in guarantee, in the amount of R$43,869,456 thousand (2020 - R$125,241,658 thousand).